Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes

Note 13 – Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Haoxin BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Haoxin HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Haoxin HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1 million but not exceeding RMB 3 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2022, 2023 and 2024, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus they are eligible for the above preferential tax rates for small and low-profit enterprises. For the year ended December 31, 2024, Haiyue and Longanda was eligible to employ this policy.

Significant components of the income tax expenses consisted of the following for the years ended December 31,

	2024	2023	2022
Current income tax expenses	$1,425,811	$1,512,881	$1,686,239
Deferred income tax (benefit) expenses	(5,670)	21,910	(49,933)
Total income tax expenses	$1,420,141	$1,534,791	$1,636,306

Income / (loss) before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC	$4,783,304	$5,748,577	$6,497,475
Cayman	(189,460)	(244,288)	(574,170)
Total income before Income Taxes	$4,593,844	$5,504,289	$5,923,305

Deferred tax assets consist of as follow:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets:
Allowance for credit loss	$159,911	$136,936
Tax loss carry forward	11,561	-
Total deferred tax assets	171,472	136,936
Less valuation allowance	(32,688)	-
Total deferred tax assets, net of valuation allowance	138,784	136,936

The changes related to valuation allowance are as follows:

	December 31, 2024	December 31, 2023

Balance at beginning of the year	$-	$-
Additions	32,688
Reversals	-	-
Balance at end of the year	$32,688	$-

According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, and HNTE’s net operating losses can be carried forward for no more than 10 years, starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. Total net operating losses (NOLs) carryforwards of the Company in mainland China is $nil and $46,246 as of December 31, 2023 and 2024, respectively. As of December 31, 2024, net operating loss carryforwards from PRC will expire in calendar years 2029, if not utilized.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the operating loss of LAD, a subsidiary of the Company, and concluded that it is more likely than not that the LAD will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2023 and 2024, a $nil and $32,688 valuation allowance has been established respectively.

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2024	December 31, 2023	December 31, 2022
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax rate differential	0.2%	-0.7%	-0.3%
Effect of different tax rates of subsidiary operating in other jurisdiction	1.0%	1.1%	2.4%
Deferred tax effect of tax rate change	-	0.6%	-0.6%
Change in valuation allowance	0.7%	-	-
Non-deductible items*	4.0%	2.0%	1.1%
Effective tax rate	30.9%	28.0%	27.6%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including business entertainment expenses and late fees.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical metrics, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024, 2023 and 2022, the Company was obliged to pay the income tax and the late fees of $7,366,799, $5,408,325 and $3,629,882, respectively, as the Company failed to pay the income tax for the years ended December 31, 2023, 2022, 2021 and 2020 by May 31, 2024, the deadline for making such tax payment. The Company anticipates an additional accrual related to this same position in the next 12 months.

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Income tax
Balance at beginning of the year	$5,408,325	$3,629,882	1,925,841
Increase related to current year tax positions	1,354,568	1,403,368	1,665,675
Late fee accrual	781,973	483,757	231,101
Exchange rate conversion difference	(178,067)	(108,682)	(192,735)
Settlement	-	-	-
Balance at end of the year	$7,366,799	$5,408,325	3,629,882

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2024, 2023 and 2022 was $7,366,799, $5,408,325 and 3,629,882, respectively. The Company recognizes accrued interest and penalty related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2024, 2023 and 2022, the Company had accrued late penalty of $781,973, $483,757 and $231,101, respectively.

Value added tax

For revenues that are earned by provision of trucking services and received in the PRC are subject to a Chinese VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019, at the rate of 11% in April 2018 and prior of the gross proceed or at a rate approved by the Chinese local government. For revenues earned by provision of international transportation services and received in the PRC are subject to a Chinese VAT at the rate of 0% starting in May 2016.

Taxes payable consisted of the following:

	As of December 31, 2024	As of December 31, 2023
VAT taxes payable	$412,385	$593,903
Income taxes payable	7,478,630	5,501,850
Other taxes payable	8,109	11,212
Total taxes payables	$7,899,124	$6,106,965